8. Other receivables (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
OtherReceivablesLineItems [Line Items]
Other receivables		R$ 1,036	R$ 573
Other receivables, current		365	381
Other receivables, noncurrent		671	192
Accounts Receivable - Via Varejo [member]
OtherReceivablesLineItems [Line Items]
Other receivables	[1]	266	49
Receivable From Sale Of Subsidiaries [member]
OtherReceivablesLineItems [Line Items]
Other receivables		78	83
Allowance For Doubtful Accounts on Other Receivables [member]
OtherReceivablesLineItems [Line Items]
Other receivables		(11)	(15)
Receivables From Sale Of Real Estate Properties [member]
OtherReceivablesLineItems [Line Items]
Other receivables	[2]	291	128
Accounts Receivable From Insurers [member]
OtherReceivablesLineItems [Line Items]
Other receivables	[3]	14	72
Other [member]
OtherReceivablesLineItems [Line Items]
Other receivables		190	143
Lease Receivables [member]
OtherReceivablesLineItems [Line Items]
Other receivables		R$ 208	R$ 113

[1]	As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$266 includes R$231 corresponding to GPA's right to receive from Via Varejo the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex, after the unappeasable court decision, related to the period from 2007 to 2010 (note 22.7)
[2]	Amount comprised mainly of a land purchase and sale agreement on September 29, 2018 for the amount of R$200, the sale of which was not recognized under IFRS 15 due to the contractual characteristics of long-term payment and transfer of legal title at a future date to be defined by the buyer. In 2020, the Company transferred the deed (legal title), at the buyer's request, in accordance with the contract, of all land registrations and recognized a gain of R$174 (see note 27) in the result line with fixed assets. The transaction resulted in the recognition of an amount receivable of R$200, maturing in September 2023, for which the Company obtained bank guarantee as a guarantee of receipt.
[3]	In October 2019, the Company received R$203 from the insurance company regarding the claim related to the fire that occurred at the Distribution Center in Osasco on December 27, 2017, after negotiations and agreement on the final amount of the indemnity.